SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Small Cap Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.2%

Commercial Services - 4.8%
Booz Allen Hamilton Holding Corp.	3,200	253,920
Brink’s Co.	2,750	174,075
Colliers International Group, Inc.	2,350	300,119
FTI Consulting, Inc. *	1,075	144,803
World Fuel Services Corp.	5,975	200,879

		1,073,796

Consumer Durables - 5.0%

BRP, Inc.	1,275	118,167
Helen of Troy, Ltd. *	750	168,510
Johnson Outdoors, Inc.	555	58,719
MDC Holdings, Inc.	4,050	189,216
National Presto Industries, Inc.	750	61,560
Thor Industries, Inc.	2,300	282,348
YETI Holdings, Inc. *	2,700	231,363

		1,109,883

Consumer Non-Durables - 1.5%

Sensient Technologies Corp.	3,000	273,240
Wolverine World Wide, Inc.	1,750	52,220

		325,460

Consumer Services - 3.7%

Chegg, Inc. *	3,000	204,060
Nexstar Media Group, Inc.	2,550	387,498
Vail Resorts, Inc. *	700	233,835

		825,393

Electronic Technology - 8.2%

CMC Materials, Inc.	2,200	271,106
II-VI, Inc. *	2,450	145,432
MKS Instruments, Inc.	3,275	494,230
Monolithic Power Systems, Inc.	1,200	581,616
Power Integrations, Inc.	3,400	336,566

		1,828,950

Finance - 30.1%

Air Lease Corp.	4,225	166,211
American Financial Group, Inc.	1,875	235,931
Artisan Partners Asset Management, Inc.	6,300	308,196
Axis Capital Holdings, Ltd.	6,300	290,052
Broadstone Net Lease, Inc.	2,250	55,823
Carlyle Group, Inc.	8,075	381,786
CNO Financial Group, Inc.	14,000	329,560
CubeSmart	5,250	254,362
Donegal Group, Inc.	9,500	137,655
Essential Properties Realty Trust, Inc.	10,050	280,596
Evercore Partners, Inc.	2,800	374,276
H&E Equipment Services, Inc.	8,700	301,977
Hannon Armstrong Sust. Inf. Cap., Inc.	3,475	185,843
Hanover Insurance Group, Inc.	1,275	165,265
HCI Group, Inc.	3,050	337,849
Hercules Capital, Inc.	13,100	217,591
Old National Bancorp	15,575	263,996
People’s United Financial, Inc.	18,425	321,885

Name of Issuer	Quantity	Fair Value ($)
Physicians Realty Trust	11,250	198,225
Piper Sandler Cos	2,425	335,766
PotlatchDeltic Corp.	2,810	144,940
PROG Holdings, Inc.	5,500	231,055
Provident Financial Services, Inc.	7,150	167,811
SiriusPoint, Ltd. *	14,550	134,733
Stifel Financial Corp.	6,000	407,760
STORE Capital Corp.	6,225	199,387
Western Alliance Bancorp	2,775	301,975

		6,730,506

Health Services - 4.0%

Addus HomeCare Corp. *	1,850	147,538
Encompass Health Corp.	4,200	315,168
Tenet Healthcare Corp. *	6,400	425,216

		887,922

Health Technology - 5.8%

AtriCure, Inc. *	3,500	243,425
Atrion Corp.	250	174,375
Bio-Techne Corp.	325	157,485
ICU Medical, Inc. *	975	227,546
LeMaitre Vascular, Inc.	1,600	84,944
Seres Therapeutics, Inc. *	6,800	47,328
STERIS, PLC	1,100	224,708
Vanda Pharmaceuticals, Inc. *	7,525	128,978

		1,288,789

Industrial Services - 4.1%
EMCOR Group, Inc.	2,400	276,912
KBR, Inc.	10,775	424,535
MYR Group, Inc. *	2,075	206,463

		907,910

Non-Energy Minerals - 2.4%

AZEK Co., Inc. *	5,700	208,221
Commercial Metals Co.	3,950	120,317
Eagle Materials, Inc.	1,575	206,577

		535,115

Process Industries - 4.9%

Huntsman Corp.	4,650	137,594
Neenah, Inc.	2,525	117,690
Olin Corp.	7,625	367,906
Scotts Miracle-Gro Co.	1,725	252,471
Silgan Holdings, Inc.	5,800	222,488

		1,098,149

Producer Manufacturing - 11.0%

AGCO Corp.	925	113,340
Applied Industrial Technologies, Inc.	2,475	223,072
AZZ, Inc.	2,525	134,330
Belden, Inc.	3,175	184,975
Carlisle Cos, Inc.	1,650	328,003
Crane Co.	3,275	310,503
EnPro Industries, Inc.	2,050	178,596
Hubbell, Inc.	1,225	221,321
Hydrofarm Holdings Group, Inc. *	800	30,280
Lincoln Electric Holdings, Inc.	1,350	173,866
MSA Safety, Inc.	1,350	196,695
Rexnord Corp.	4,675	300,556
TPI Composites, Inc. *	1,925	64,969

		2,460,506

Retail Trade - 1.3%

Boot Barn Holdings, Inc. *	1,200	106,644

SEPTEMBER 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Casey’s General Stores, Inc.	1,025	193,161

		299,805

Technology Services - 3.8%

Globant SA *	1,625	456,641
ManTech International Corp.	1,800	136,656
Science Applications International Corp.	3,075	263,097

		856,394

Transportation - 3.7%

Knight-Swift Transportation Holdings, Inc.	6,400	327,360
Marten Transport, Ltd.	8,450	132,580
TFI International, Inc.	3,475	355,076

		815,016

Utilities - 1.9%

Black Hills Corp.	4,000	251,040
Spire, Inc.	2,950	180,481

		431,521

Total Common Stocks (cost: $14,594,840)		21,475,115

Short-Term Securities - 4.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01% (cost $953,229)	953,229	953,229

Total Investments in Securities - 100.5% (cost $15,548,069)		22,428,344

Other Assets and Liabilities, net - (0.5)%		(104,095)

Total Net Assets - 100.0%		$22,324,249

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	21,475,115	—	—	21,475,115
Short-Term Securities	953,229	—	—	953,229

Total:	22,428,344	—	—	22,428,344

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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